June 26, 2024

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

- BNY Mellon Core Plus Fund

BNY MELLON MUNICIPAL FUNDS, INC.

- BNY Mellon AMT-Free Municipal Bond Fund

- BNY Mellon High Yield Municipal Bond Fund

Supplement to Current Statement of Additional Information

The following information supersedes and replaces contrary information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Daniel Barton	BNYMHYMBF[1]	$1 - $10,000
Thomas Casey	BNYMAFMBF[1]	$10,001 - $50,000
James DiChiaro	BNYMCPF[1]	$10,001 - $50,000
Brendan Murphy	BNYMCPF[1]	$100,001 - $500,000
Daniel Rabasco	BNYMAFMBF[1]	$50,001 - $100,000
Scott Zaleski	BNYMCPF[1]	$10,001 - $50,000

[1]	Information as of June 15, 2024.

GRP3-SAISTK-0624